Note 3 - Summary of Significant Accounting Policies - Cash Flows of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Cash provided by Operating Activities - Discontinued Operations	$ 0	$ 95,592
Net Cash provided by Investing Activities - Discontinued Operations	0	23,088
Net Cash (used in) Financing Activities - Discontinued Operations	$ 0	$ (137,729)